Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Common stock, par value per share (in Dollars per share)	[1]	$ 0.04	$ 0.04
Common stock, shares authorized	[1]	900,000,000	900,000,000
Common stock, shares issued	[1]	15,639,877	4,525,643
Common stock, shares outstanding	[1]	14,332,648	4,474,836
Treasury stock, shares		1,307,229	24,818

[1]	The shares and per share information are presented on a retroactive basis to reflect the consolidation of ordinary shares and change of authorized share capital (Note 11).